EARNINGS PER ORDINARY SHARE - Earnings per ordinary share (Details) shares in Millions	12 Months Ended
	Dec. 31, 2021 £ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 £ / shares shares	Dec. 31, 2019 $ / shares shares
Earnings per share [abstract]
Basic weighted number of shares	877	877	875	875	874	874
Dilutive impact of share options outstanding	1	1	2	2	3	3
Diluted weighted average number of shares	878	878	877	877	877	877
Earnings per ordinary share
Basic | (per share)	£ 59.8	$ 0.598	£ 51.3	$ 0.513	£ 68.6	$ 0.686
Diluted | (per share)	£ 59.7	0.684	£ 51.2	0.512	£ 68.4	0.597
Adjusted, Basic | $ / shares		0.809		0.646		1.022
Adjusted, Diluted | $ / shares		$ 0.808		$ 0.644		$ 1.019